UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.3%

Security	Principal Amount		Value
Australia — 0.1%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$163,541
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	160,143

Total Australia			$323,684

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,590,229	$634,789
Republic of Srpska, 1.50%, 10/30/23	BAM	1,832,617	714,243
Republic of Srpska, 1.50%, 12/15/23	BAM	724,245	274,021
Republic of Srpska, 1.50%, 5/31/25	BAM	4,620,722	1,533,985
Republic of Srpska, 1.50%, 6/9/25	BAM	105,000	34,778
Republic of Srpska, 1.50%, 12/24/25	BAM	451,239	143,380

Total Bosnia and Herzegovina			$3,335,196

Brazil — 1.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,650,322	$6,359,558

Total Brazil			$6,359,558

Canada — 3.3%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$136,934
Canada Housing Trust, 2.75%, 12/15/14(2)	CAD	5,625,000	5,796,671
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	8,671,000	8,773,150
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	736,881
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	532,453

Total Canada			$15,976,089

Chile — 1.9%
Government of Chile, 6.00%, 7/1/14	CLP	4,265,000,000	$9,117,761

Total Chile			$9,117,761

Colombia — 3.6%
Titulos De Tesoreria B, 6.00%, 4/17/13	COP	21,400,000,000	$12,102,033
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,552,025

Total Colombia			$17,654,058

Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	487,781,360	$786,911
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	270,400,536	504,892

Total Costa Rica			$1,291,803

Denmark — 0.5%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,087
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	211,928
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,059,884
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	226,128

Total Denmark			$2,541,027

Security	Principal Amount		Value
Dominican Republic — 0.1%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(3)	DOP	25,000,000	$615,536

Total Dominican Republic			$615,536

Georgia — 2.6%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	5,900,000	$3,579,558
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	5,880,000	3,589,310
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516,000	318,538
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	2,530,000	1,563,526
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	246,987
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490,000	315,742
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	336,434
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	308,371
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,222,000	2,085,738
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	340,079

Total Georgia			$12,684,283

Ghana — 0.6%
Ghana Government Bond, 23.00%, 8/21/17	GHS	2,000,000	$1,318,098
Ghana Government Bond, 26.00%, 6/5/17	GHS	2,600,000	1,824,986

Total Ghana			$3,143,084

Jordan — 1.1%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500,000	$3,502,278
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500,000	2,106,797

Total Jordan			$5,609,075

Mexico — 1.0%
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	$3,432,086
Mexican Bonos, 9.00%, 6/20/13	MXN	15,286,000	1,223,666

Total Mexico			$4,655,752

Peru — 4.1%
Republic of Peru, 4.40%, 9/12/13	PEN	22,260,000	$8,737,771
Republic of Peru, 9.91%, 5/5/15	PEN	22,141,000	10,099,449
Republic of Peru, 9.91%, 5/5/15(4)	PEN	3,174,000	1,447,796

Total Peru			$20,285,016

Philippines — 2.0%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000,000	$3,003,317
Republic of the Philippines, 8.75%, 3/3/13	PHP	276,410,000	6,839,104

Total Philippines			$9,842,421

Romania — 0.8%
Romania Government Bond, 5.80%, 10/26/15	RON	10,060,000	$3,132,309
Romania Government Bond, 5.85%, 7/28/14	RON	2,770,000	860,956
Romania Government Bond, 11.00%, 3/5/14	RON	510,000	166,715

Total Romania			$4,159,980

Russia — 1.6%
Russia Government Bond, 6.70%, 2/6/13	RUB	233,534,000	$7,781,401

Total Russia			$7,781,401

Security	Principal Amount		Value
Serbia — 2.8%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	$3,836,773
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750,000	3,178,738
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750,000	1,557,432
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020,000	1,814,137
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080,000	3,513,623

Total Serbia			$13,900,703

Sri Lanka — 2.4%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	820,000,000	$5,881,498
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350,000	5,763,019

Total Sri Lanka			$11,644,517

Sweden — 0.2%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$956,220
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	66,715

Total Sweden			$1,022,935

Turkey — 3.6%
Turkey Government Bond, 0.00%, 7/17/13	TRY	15,707,543	$8,719,417
Turkey Government Bond, 0.00%, 9/11/13	TRY	16,113,000	8,869,639

Total Turkey			$17,589,056

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,348,861
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,643,125	186,931
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	7,085,596	457,967
Uruguay Notas Del Teso, 10.25%, 8/22/15	UYU	9,980,000	529,462

Total Uruguay			$3,523,221

Vietnam — 2.0%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000,000	$2,658,223
Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000,000	2,234,055
Vietnam Government Bond, 11.40%, 4/19/13	VND	45,359,500,000	2,187,860
Vietnam Government Bond, 11.59%, 2/20/14	VND	51,696,500,000	2,574,791

Total Vietnam			$9,654,929

Total Foreign Government Bonds (identified cost $177,570,244)			$182,711,085

Collateralized Mortgage Obligations — 0.3%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$342,030	$362,869
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		866,640	988,932

Total Collateralized Mortgage Obligations (identified cost $1,254,945)			$1,351,801

Mortgage Pass-Throughs — 2.2%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.261%, with maturity at 2035(6)		$1,355,033	$1,422,469

Security	Principal Amount		Value
4.116%, with maturity at 2035(6)		$1,262,544	$1,388,798
6.50%, with various maturities to 2036		2,464,881	2,860,512
7.00%, with maturity at 2033		890,497	1,063,993
7.50%, with maturity at 2035		497,093	607,918
8.50%, with maturity at 2032		436,651	542,821

			$7,886,511

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,240,818	$1,493,496
8.00%, with maturity at 2016		316,171	335,772
9.00%, with various maturities to 2024		843,941	1,007,969

			$2,837,237

Total Mortgage Pass-Throughs (identified cost $9,901,151)			$10,723,748

Precious Metals — 5.0%

Description	Troy Ounces		Value
Gold(7)		8,351	$13,901,863
Platinum(7)		6,350	10,662,211

Total Precious Metals (identified cost $24,045,077)			$24,564,074

Short-Term Investments — 57.4%

Foreign Government Securities — 32.4%

Security	Principal Amount (000’s omitted)		Value
Croatia — 1.0%
Republic of Croatia Ministry of Finance, 0.00%, 5/9/13	HRK	28,000	$4,985,323

Total Croatia			$4,985,323

Georgia — 0.9%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,919,702
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	1,352	811,401
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	1,707,912

Total Georgia			$4,439,015

Israel — 0.9%
Israel Treasury Bill, 0.00%, 6/5/13	ILS	16,342	$4,381,895

Total Israel			$4,381,895

Malaysia — 4.3%
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	10,223	$3,283,149
Bank Negara Monetary Note, 0.00%, 4/18/13	MYR	17,944	5,740,131
Bank Negara Monetary Note, 0.00%, 4/30/13	MYR	19,039	6,084,578
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	17,725	5,663,696

Total Malaysia			$20,771,554

Security	Principal Amount (000’s omitted)		Value
Mauritius — 0.2%
Mauritius Treasury Bill, 0.00%, 4/26/13	MUR	36,300	$1,184,450

Total Mauritius			$1,184,450

Mexico — 3.4%
Mexico Cetes, 0.00%, 3/21/13	MXN	131,437	$10,282,563
Mexico Cetes, 0.00%, 5/30/13	MXN	42,200	3,273,814
Mexico Cetes, 0.00%, 9/19/13	MXN	39,750	3,042,854

Total Mexico			$16,599,231

Nigeria — 4.2%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	98,200	$623,604
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	488,070	3,087,623
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	145,800	918,188
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	97,400	609,467
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	377,600	2,356,486
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	52,900	327,876
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	45,800	282,759
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	285,000	1,752,882
Nigeria Treasury Bill, 0.00%, 10/24/13	NGN	975,000	5,739,165
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	880,900	5,033,615

Total Nigeria			$20,731,665

Philippines — 1.8%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	109,420	$2,689,376
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	99,260	2,438,585
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	149,240	3,661,171

Total Philippines			$8,789,132

Romania — 0.8%
Romania Treasury Bill, 0.00%, 7/24/13	RON	5,240	$1,581,261
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	2,112,552

Total Romania			$3,693,813

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	79,350	$952,786

Total Serbia			$952,786

Singapore — 2.9%
Monetary Authority of Singapore Treasury Bill, 0.00%, 2/1/13	SGD	12,292	$9,931,672
Monetary Authority of Singapore Treasury Bill, 0.00%, 4/12/13	SGD	5,094	4,114,247

Total Singapore			$14,045,919

South Korea — 3.5%
Korea Monetary Stabilization Bond, 0.00%, 2/5/13	KRW	2,110,660	$1,937,716
Korea Monetary Stabilization Bond, 0.00%, 2/19/13	KRW	2,852,120	2,615,578
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	1,331,220	1,219,631
Korea Monetary Stabilization Bond, 0.00%, 3/19/13	KRW	7,748,840	7,091,556
Korea Monetary Stabilization Bond, 0.00%, 4/9/13	KRW	1,218,030	1,113,065
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	1,211,240	1,106,159
Korea Monetary Stabilization Bond, 0.00%, 4/30/13	KRW	2,116,800	1,931,316

Total South Korea			$17,015,021

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	18,260	$144,486
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	859,290	6,746,815
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	8,590	67,078
Sri Lanka Treasury Bill, 0.00%, 6/7/13	LKR	465,550	3,566,602
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	50,880	376,315
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	1,998,885

Total Sri Lanka			$12,900,181

Thailand — 4.3%
Bank of Thailand, 0.00%, 3/7/13	THB	264,177	$8,838,231
Bank of Thailand, 0.00%, 4/18/13	THB	274,296	9,147,712
Bank of Thailand, 0.00%, 5/30/13	THB	94,470	3,140,599

Total Thailand			$21,126,542

Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	52,100	$2,717,757
Monetary Regulation Bill, 0.00%, 4/9/13	UYU	48,800	2,506,736
Monetary Regulation Bill, 0.00%, 4/26/13(1)	UYU	34,122	1,778,359

Total Uruguay			$7,002,852

Total Foreign Government Securities (identified cost $157,178,444)			$158,619,379

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(8)		$20,200	$20,199,899

Total U.S. Treasury Obligations (identified cost $20,199,571)			$20,199,899

Other — 20.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)		$102,281	$102,281,416

Total Other (identified cost $102,281,416)			$102,281,416

Total Short-Term Investments (identified cost $279,659,431)			$281,100,694

Total Investments— 102.2% (identified cost $492,430,848)			$500,451,402

Other Assets, Less Liabilities — (2.2)%			$(10,844,635)

Net Assets — 100.0%			$489,606,767

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BAM	-	Bosnia – Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

DOP	-	Dominican Peso

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HRK	-	Croatian Kuna

ILS	-	Israeli Shekel

JOD	-	Jordanian Dinar

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $15,976,089 or 3.3% of the Portfolio’s net assets.

(3)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $1,447,796 or 0.3% of the Portfolio’s net assets.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $19,350.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $24,943,909 or 5.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/1/13	British Pound Sterling 918,322	Euro 1,068,748	Nomura International PLC	$(5,311)
2/1/13	Euro 1,068,748	United States Dollar 1,449,436	Nomura International PLC	(1,711)
2/20/13	Euro 1,642,000	United States Dollar 2,195,108	Goldman Sachs International	(34,608)
3/4/13	Brazilian Real 12,890,000	United States Dollar 6,448,224	BNP Paribas SA	(5,165)
3/21/13	Euro 2,700,000	United States Dollar 3,530,682	Citibank NA	(136,315)
3/21/13	Euro 5,486,325	United States Dollar 7,304,000	Standard Chartered Bank	(147,237)
3/21/13	Euro 20,701,156	United States Dollar 27,528,093	State Street Bank and Trust Co.	(587,120)

				$(917,467)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Thai Baht 128,708,285	United States Dollar 4,310,391	Citigroup Global Markets	$5,782
2/11/13	Guatemalan Quetzal 41,100,000	United States Dollar 5,248,707	Citibank NA	(1,298)
2/11/13	Indian Rupee 187,855,000	United States Dollar 3,383,555	Citibank NA	142,996
2/11/13	Israeli Shekel 6,700,000	United States Dollar 1,775,399	Bank of America	30,464
2/11/13	Swedish Krona 59,517,923	Euro 6,934,744	Credit Suisse International	(56,471)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/11/13	Swedish Krona 25,600,000	Euro 2,943,555	Standard Chartered Bank	$28,986
2/14/13	Polish Zloty 9,500,000	Euro 2,257,980	Barclays Bank PLC	4,079
2/14/13	Polish Zloty 44,952,408	Euro 10,971,093	BNP Paribas SA	(370,017)
2/14/13	Serbian Dinar 228,800,000	Euro 2,030,529	Citibank NA	26,078
2/14/13	Serbian Dinar 134,435,000	Euro 1,193,599	Citibank NA	14,603
2/14/13	Serbian Dinar 221,402,000	Euro 1,983,000	Citibank NA	621
2/14/13	Serbian Dinar 88,723,000	Euro 790,617	Deutsche Bank	5,730
2/19/13	Yuan Offshore Renminbi 23,766,000	United States Dollar 3,812,320	Bank of America	11,094
2/19/13	Yuan Offshore Renminbi 21,820,000	United States Dollar 3,508,321	Citibank NA	2,026
2/19/13	Yuan Offshore Renminbi 32,484,000	United States Dollar 5,186,652	Goldman Sachs International	39,292
2/19/13	Yuan Offshore Renminbi 35,902,000	United States Dollar 5,731,939	Standard Chartered Bank	43,884
2/19/13	Yuan Offshore Renminbi 25,381,000	United States Dollar 4,059,986	Standard Chartered Bank	23,245
2/26/13	South Korean Won 6,218,622,000	United States Dollar 5,824,861	Citibank NA	(118,498)
2/27/13	Norwegian Krone 11,400,000	Euro 1,533,742	Nomura International PLC	2,082
2/27/13	Norwegian Krone 21,600,000	Euro 2,943,301	Nomura International PLC	(46,657)
2/27/13	Norwegian Krone 72,894,281	Euro 9,896,853	Nomura International PLC	(108,559)
2/27/13	Norwegian Krone 15,430,000	Euro 2,096,874	Standard Chartered Bank	(25,618)
2/28/13	Swiss Franc 1,240,000	Euro 1,031,052	HSBC Bank USA	(37,262)
3/21/13	Euro 1,068,748	United States Dollar 1,449,831	Nomura International PLC	1,685
3/28/13	Indian Rupee 294,310,000	United States Dollar 5,420,423	Citibank NA	57,989
3/28/13	Indian Rupee 230,971,000	United States Dollar 4,247,352	Nomura International PLC	52,041
4/10/13	Danish Krone 8,600,000	Euro 1,153,427	BNP Paribas SA	(565)
4/15/13	Indian Rupee 427,240,000	United States Dollar 7,695,176	JPMorgan Chase Bank	234,113
4/30/13	Peruvian New Sol 3,300,000	United States Dollar 1,289,566	Deutsche Bank	(11,826)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	Russian Ruble 93,900,000	United States Dollar 2,896,807	BNP Paribas SA	$188,903
4/30/13	Russian Ruble 101,900,000	United States Dollar 3,293,205	BNP Paribas SA	55,399
4/30/13	Russian Ruble 91,900,000	United States Dollar 3,003,837	BNP Paribas SA	16,150
6/10/13	Indonesian Rupiah 38,304,000,000	United States Dollar 3,903,791	HSBC Bank USA	(29,205)
6/14/13	Canadian Dollar 1,430,000	United States Dollar 1,386,901	Barclays Bank PLC	42,641
10/25/13	Mauritian Rupee 100,733,807	United States Dollar 3,233,830	HSBC Bank USA	450

				$224,357

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	34 U.S. 5-Year Treasury Note	Short	$(4,236,475)	$(4,206,968)	$29,507
3/13	14 U.S. 10-Year Treasury Note	Short	(1,867,775)	(1,837,938)	29,837
3/13	7 U.S. 30-Year Treasury Bond	Short	(1,049,062)	(1,004,281)	44,781

					$104,125

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,030,333	$(1,723,443)

		$1,030,333	$(1,723,443)

Interest Rate	Futures Contracts*	$104,125	$—

		$104,125	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$493,097,787

Gross unrealized appreciation	$9,627,177
Gross unrealized depreciation	(2,273,562)

Net unrealized appreciation	$7,353,615

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$182,711,085	$—	$182,711,085
Collateralized Mortgage Obligations	—	1,351,801	—	1,351,801
Mortgage Pass-Throughs	—	10,723,748	—	10,723,748
Precious Metals	24,564,074	—	—	24,564,074
Short-Term Investments -
Foreign Government Securities	—	158,619,379	—	158,619,379
U.S. Treasury Obligations	—	20,199,899	—	20,199,899
Other	—	102,281,416	—	102,281,416
Total Investments	$24,564,074	$475,887,328	$—	$500,451,402
Forward Foreign Currency Exchange Contracts	$—	$1,030,333	$—	$1,030,333
Futures Contracts	104,125	—	—	104,125
Total	$24,668,199	$476,917,661	$—	$501,585,860

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,723,443)	$—	$(1,723,443)
Total	$—	$(1,723,443)	$—	$(1,723,443)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013